SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 9,493,976	$ 1,217,176	$ 12,202,026	$ 9,903,795
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	7,766,326	995,683	10,389,704	8,498,595
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 1,727,650	$ 221,493	$ 1,812,322	$ 1,405,200